Description of Business (Details)		3 Months Ended	12 Months Ended
	Feb. 09, 2023	Mar. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 14, 2023 USD ($)	Oct. 06, 2022	Nov. 13, 2019
Description of Business (Details) [Line Items]
Operating segments			3
Subscribers			9,300,000
Partnership, description		i) Verticals and Technology, comprised of our operations in China where we have 3 VIE entities through which we primarily operate our insurance brokerage business; (ii) Online Stock Trading, primarily comprised of the operation of Magpie Securities Limited (“Magpie”) through which we operate the online stock trading business, primarily out of Hong Kong and Singapore; (iii) Comprehensive Platform Service which includes the operations of Tingo Mobile described above; and (iv) Tingo Food Processing, where crops and raw foods are processed into finished products, through Tingo Foods, (purchased by the Company in February 2023) which commenced food processing operations in August 2022.	Tingo Mobile believes that Nwassa payment platform is Africa’s leading digital agriculture ecosystem that empowers rural farmers and agri-businesses by using proprietary technology to enable access to markets in which they operate.
Loss from operations			$ 11,792,000	$ 37,896,000
Net cash used in operating activities			46,011,000	31,336,000
Cash and cash equivalents			$ 500,316,000	$ 96,619,000
Interest rate		27.00%				5.00%	3.95%
Preferred stock redeemption value		$ 666,666,667
Common stock equivalent value		666,666,667
Loan		$ 23,700,000
Loan bears interest		5.00%
Matures date		May 10, 2024
Purchased percentage	100.00%
Secured note value		$ 204,000
Interest rate		5.00%
Available-for-sale securities					$ 61,000,000
Shares of common stock | shares		25,783,675
Common Consideration Shares [Member]
Description of Business (Details) [Line Items]
Outstanding shares percentage		19.90%
Series A Preferred Stock [Member]
Description of Business (Details) [Line Items]
Outstanding shares percentage		20.10%
Series B Preferred Stock [Member]
Description of Business (Details) [Line Items]
Outstanding shares percentage		35.00%
TMNA [Member]
Description of Business (Details) [Line Items]
Ownership percentage		75.00%
Tingo Group Holdings, LLC [Member]
Description of Business (Details) [Line Items]
Outstanding shares percentage		27.00%